Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Subsidiaries [Abstract]
Schedule of Companies Included in Scope of Consolidation

The list of significant companies included in the scope of consolidation as at December 31, 2025 was as follows:

Company	Country	Method of Consolidation	% voting rights(1)
Lightspeed LEO Limited Partnership	Canada	Fully consolidated	100
Loral Skynet Corporation	United States	Fully consolidated	100
Loral Space & Communications Inc.	United States	Fully consolidated	100
Skynet Satellite Corporation	United States	Fully consolidated	100
Telesat (IOM) Limited	Isle of Man	Fully consolidated	100
Telesat Brasil Capacidade de Satelites Ltda.	Brazil	Fully consolidated	100
Telesat Can ULC	Canada	Fully consolidated	100
Telesat CanHold Corporation	Canada	Fully consolidated	100
Telesat Canada	Canada	Fully consolidated	100
Telesat International Limited	United Kingdom	Fully consolidated	100
Telesat LEO Holdings ULC	Canada	Fully consolidated	100
Telesat LEO U.S. Inc.	United States	Fully consolidated	100
Telesat LEO ULC	Canada	Fully consolidated	100
Telesat Network Services, Inc.	United States	Fully consolidated	100
Telesat Partnership LP	Canada	Fully consolidated	100
Telesat Satellite LP	United States	Fully consolidated	100
Telesat Spectrum General Partnership	Canada	Fully consolidated	100
Telesat U.S. Services, LLC	United States	Fully consolidated	100
The SpaceConnection, Inc.	United States	Fully consolidated	100

(1)    Details of the non-controlling interest are described in Note 26.

(2)    In 2025, Infosat Able Holdings, Inc. was excluded from the listing given the completion of the sale of the subsidiary in August 2024. Infosat Able Holdings, Inc was from the United States, was a wholly-owned subsidiary and fully consolidated.